33. RELATED PARTY TRANSACTIONS (Details Narrative) $ in Thousands, $ in Thousands	1 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2018 shares	Aug. 31, 2017 shares	Mar. 31, 2016 CAD ($) shares	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 CAD ($)	Jun. 30, 2018 shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2015 shares
Disclosure of transactions between related parties [line items]
Number of options granted								3,692,372
Contributions made to defined benefit pension plans | $								$ 7,700	$ 8,900
Performance Vesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted
Number of option exchange		805,835							(805,835)
Time Vesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted								3,692,372
Number of option exchange		805,835							805,835
Performance Unvesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of option exchange		715,383
Time Unvesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted		715,383
USD
Disclosure of transactions between related parties [line items]
Special cash distribution to shareholders				$ 387,200	$ 387,200
USD | Red Isle Private Investment Inc. [Member]
Disclosure of transactions between related parties [line items]
Special cash distribution to shareholders | $					138,500
USD | Loral Holdings Corporation [Member]
Disclosure of transactions between related parties [line items]
Special cash distribution to shareholders | $					$ 242,700
Non-Voting Participating Preferred Shares [Member]
Disclosure of transactions between related parties [line items]
Number of options granted							95,363	7,000
Key Management Personnel Of Entity Or Parent [Member]
Disclosure of transactions between related parties [line items]
Number of options granted										348,606
Repurchased vested stock options			1,253,477
Total cash consideration paid to repurchase of vested stock options | $			$ 24,700			$ 24,700
Total cash consideration paid to key management personnel to repurchase of vested stock options | $			$ 18,700
Stock appreciation rights	95,363
Number of shares issued								3,630,000
Description of vesting peiod								Of this balance, 2,850,000 options vest over a five-year period, while 780,000 vest over a three-year period. In addition, 200,000 restricted share units were granted during 2018 which vest over a three-year period and will be settled with Non-Voting Participating Preferred shares.
Key Management Personnel Of Entity Or Parent [Member] | Time Vesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted		682,550
Key Management Personnel Of Entity Or Parent [Member] | Time Unvesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted		613,316
Description of vesting peiod		A portion of the new unvested time-vesting options will vest upon the next anniversary date of the option holder with the remainder vesting evenly over a three-year period commencing on the sixth anniversary date.
Key Management Personnel Of Entity Or Parent [Member] | Non-Voting Participating Preferred Shares [Member]
Disclosure of transactions between related parties [line items]
Stock appreciation rights	39,488